SCHWAB STRATEGIC TRUST
Schwab® High Yield Bond ETF Schwab® U.S. TIPS ETF
(each, a fund and collectively, the funds)
Supplement dated September 25, 2023, to each fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
Effective September 25, 2023, the management fees of the funds have been reduced, as follows:
Fund	Current Management Fee	New Management Fee
Schwab High Yield Bond ETF	0.10%	0.03%
Schwab U.S. TIPS ETF	0.04%	0.03%
Accordingly, the following changes to each fund’s Statutory Prospectus and SAI are effective September 25, 2023:
(1)
Schwab High Yield Bond ETF
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.03
Other expenses(2)	None
Total annual fund operating expenses	0.03
(1)
The information in the table has been restated to reflect current fees and expenses.

(2)
“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.

Expenses on a $10,000 Investment
1 Year	3 Years
$3	$10
SAI – Under the “Advisory Agreement” header in the “INVESTMENT ADVISORY AND OTHER SERVICES” section: The table following the third paragraph is deleted and replaced in its entirety with the following:
Fund	Fee
Schwab High Yield Bond ETF	0.03%(1)
(1)
Effective September 25, 2023, the management fee of the fund was reduced from 0.10%.

(2)
Schwab U.S. TIPS ETF
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summaries” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03
(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

SAI – Under the “Advisory Agreement” header in the “INVESTMENT ADVISORY AND OTHER SERVICES” section: The table following the third paragraph is revised to reflect the reduction of the management fee applicable to the fund:
Fund	Fee
Schwab U.S. TIPS ETF	0.03%(2)
(2)
Effective July 1, 2022, the management fee of the fund was reduced from 0.05% to 0.04% and effective September 25, 2023, the management fee of the fund was reduced from 0.04%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG122149-00 (09/23)
00291058